ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Amounts due from concentrate sales	$ 265	$ 68
Other receivables	293	295
Accounts receivable	558	363
Other current assets
Value added taxes recoverable1	208	302
Prepaid expenses	227	174
Other2	84	89
Other current assets	519	565
Mali
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	59	141
TANZANIA, UNITED REPUBLIC OF
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	35	61
Zambia
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	52	50
Settlements, tax matters	50
ARGENTINA
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	37	26
Dominican Republic
Disclosure of Trade Receivable and Other Current Assets [Line Items]
VAT and fuel tax recoverables	$ 11	$ 10